Schedule of Investments (unaudited)	iShares® U.S. Oil Equipment & Services ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Drilling — 18.4%
Helmerich & Payne Inc.	269,016	$11,583,829
Nabors Industries Ltd.(a)	31,059	4,158,800
Patterson-UTI Energy Inc.	733,715	11,563,348
Transocean Ltd.(a)(b)	2,198,777	7,321,928
Valaris Ltd.(a)(b)	228,958	9,671,186
		44,299,091
Oil & Gas Equipment & Services — 81.4%
Archrock Inc.	473,905	3,919,194
Baker Hughes Co.	386,512	11,158,601
Bristow Group Inc.(a)(b)	81,405	1,904,877
Cactus Inc., Class A	212,122	8,542,153
ChampionX Corp.	571,126	11,336,851
Core Laboratories NV(b)	162,496	3,219,046
DMC Global Inc.(a)(b)	68,445	1,234,063
Dril-Quip Inc.(a)(b)	121,172	3,126,238
Expro Group Holdings NV(a)(b)	103,826	1,196,076
Halliburton Co.(b)	1,686,036	52,874,089
Helix Energy Solutions Group Inc.(a)(b)	500,243	1,550,753
Liberty Energy Inc., Class A(a)	386,877	4,936,551
NexTier Oilfield Solutions Inc.(a)	565,191	5,374,966
NOV Inc.	681,595	11,525,772
Oceaneering International Inc.(a)	351,799	3,757,213
ProPetro Holding Corp.(a)(b)	299,923	2,999,230
RPC Inc.(a)(b)	247,043	1,707,067
Schlumberger NV	1,461,559	52,265,350
TechnipFMC PLC(a)	1,491,686	10,039,047
Security	Shares	Value

Oil & Gas Equipment & Services (continued)
U.S. Silica Holdings Inc.(a)	264,862	$3,024,724
		195,691,861
Total Long-Term Investments — 99.8%
(Cost: $278,248,699)		239,990,952

Short-Term Securities

Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	15,828,316	15,826,733
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	360,000	360,000
Total Short -Term Investments — 6.7%
(Cost: $16,185,611)		16,186,733
Total Investments in Securities — 106.5%
(Cost: $294,434,310)		256,177,685
Liabilities in Excess of Other Assets — (6.5)%		(15,611,081)
Net Assets — 100.0%		$240,566,604

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,305,539	$5,520,038	(a)	$—	$2,686	$(1,530)	$15,826,733	15,828,316	$3,646	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	200,000	(a)	—	—	—	360,000	360,000	509		—
					$2,686	$(1,530)	$16,186,733		$4,155		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	8	09/16/22	$597	$(136,186)

Schedule of Investments (unaudited) (continued)	iShares® U.S. Oil Equipment & Services ETF
June 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

••	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$239,990,952	$—	$—	$239,990,952
Money Market Funds	16,186,733	—	—	16,186,733
	$256,177,685	$—	$—	$256,177,685
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(136,186)	$—	$—	$(136,186)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2